DERIVATIVE FINANCIAL INSTRUMENTS - DOLLAR THRIFTY (Details) (Dollar Thrifty Automotive Group Inc., USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 28, 2011 Asset-backed medium term notes	Dec. 31, 2011 Interest rate swaps	Dec. 31, 2011 Interest rate swaps Asset-backed medium term notes	Sep. 30, 2012 Interest rate caps 2010-3 VFN	Dec. 31, 2011 Interest rate caps 2010-3 VFN
Derivative financial instruments
Notional amount of interest rate derivatives			$ 500	$ 600	$ 600
Swap agreements termination fee	$ 8.8	$ 8.8